Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jul. 31, 2023
Entity Registrant Name	MFS® SERIES TRUST VII
Entity Central Index Key	0000318874
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 27, 2023
Document Effective Date	Nov. 28, 2023
Prospectus Date	Nov. 28, 2023
MFS Equity Income Fund | A
Prospectus:
Trading Symbol	EQNAX
MFS Equity Income Fund | B
Prospectus:
Trading Symbol	EQNBX
MFS Equity Income Fund | C
Prospectus:
Trading Symbol	EQNCX
MFS Equity Income Fund | I
Prospectus:
Trading Symbol	EQNIX
MFS Equity Income Fund | R1
Prospectus:
Trading Symbol	EQNRX
MFS Equity Income Fund | R2
Prospectus:
Trading Symbol	EQNSX
MFS Equity Income Fund | R3
Prospectus:
Trading Symbol	EQNTX
MFS Equity Income Fund | R4
Prospectus:
Trading Symbol	EQNUX
MFS Equity Income Fund | R6
Prospectus:
Trading Symbol	EQNVX
MFS Emerging Markets Equity Research Fund | R4
Prospectus:
Trading Symbol	EEMGX
MFS Emerging Markets Equity Research Fund | R3
Prospectus:
Trading Symbol	EEMFX
MFS Emerging Markets Equity Research Fund | R2
Prospectus:
Trading Symbol	EEMEX
MFS Emerging Markets Equity Research Fund | A
Prospectus:
Trading Symbol	EEMPX
MFS Emerging Markets Equity Research Fund | I
Prospectus:
Trading Symbol	EEMIX
MFS Emerging Markets Equity Research Fund | R6
Prospectus:
Trading Symbol	EEMHX
MFS Emerging Markets Equity Research Fund | C
Prospectus:
Trading Symbol	EEMRX
MFS Emerging Markets Equity Research Fund | R1
Prospectus:
Trading Symbol	EEMDX
MFS Intrinsic Value Fund | R6
Prospectus:
Trading Symbol	UIVRX
MFS Intrinsic Value Fund | R4
Prospectus:
Trading Symbol	UIVQX
MFS Intrinsic Value Fund | R3
Prospectus:
Trading Symbol	UIVPX
MFS Intrinsic Value Fund | A
Prospectus:
Trading Symbol	UIVVX
MFS Intrinsic Value Fund | R1
Prospectus:
Trading Symbol	UIVMX
MFS Intrinsic Value Fund | I
Prospectus:
Trading Symbol	UIVIX
MFS Intrinsic Value Fund | C
Prospectus:
Trading Symbol	UIVCX
MFS Intrinsic Value Fund | R2
Prospectus:
Trading Symbol	UIVNX